Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Intangible Assets, Net
Goodwill and intangible assets, net consists of the following:

	As of December 31, 2019	As of December 31, 2018
Goodwill	46,956	36,207

Indefinite-lived intangible assets
Trademarks and domains	13,882	13,882
Definite-lived intangible assets
Software development costs	72,532	54,406
Licenses	1,795	—
Customer relationships	3,663	—

Total intangible assets	91,872	68,288

Accumulated amortization (1)	(42,253)	(30,776)

Total intangible assets, net	$49,619	$37,512

(1)
Accumulated amortization as of December 31, 2019 comprised of $41,605, $154 and $494, for software development costs, licenses and customer relationships, respectively. Accumulated amortization as of December 31, 2018 comprised of $30,776, for software development costs.

The annual estimated amortization expense for intangible assets for the next five years and thereafter, is as follows:

2020	10,766
2021	10,766
2022	10,420
2023	1,582
2024	1,381
Thereafter	820

Total	35,735